Intangible assets - Changes to key assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commercial Banking
Disclosure of information for cash-generating units
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	13.90%	13.70%
Retail Banking
Disclosure of information for cash-generating units
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	13.90%	13.70%
RBS International
Disclosure of information for cash-generating units
Terminal growth rate	1.60%	1.60%
Pre-tax discount rate	12.10%	12.10%
change to reduce headroom CGUs to nil | Commercial Banking
Disclosure of information for cash-generating units
Terminal growth rate	(47.00%)	(4.00%)
Pre-tax discount rate	6.60%	1.30%
Forecast income	(15.70%)	(4.10%)
Forecast cost	32.8	8.2
change to reduce headroom CGUs to nil | Retail Banking
Disclosure of information for cash-generating units
Terminal growth rate	(139.20%)	(25.40%)
Pre-tax discount rate	8.10%	6.20%
Forecast income	(16.10%)	(14.60%)
Forecast cost	32.7	33.9
change to reduce headroom CGUs to nil | RBS International
Disclosure of information for cash-generating units
Terminal growth rate	(85.20%)	(10.80%)
Pre-tax discount rate	10.30%	4.40%
Forecast income	(30.30%)	(18.60%)
Forecast cost	87.2	52.8